American Legacy® Target Date Income B-Share Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2025
This updating summary prospectus summarizes certain changes to key features of the American Legacy® Target Date Income B-Share variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the American Legacy® Target Date Income B-Share contract.
The prospectus for the American Legacy® Target Date Income B-Share variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
●
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to 2323 Grand Boulevard, 5th Floor, Kansas City, MO 64108.
●
Effective May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”).
●
Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Home Office approval ($2 million or more where a Living Benefit or Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant.

Important Information You Should Consider About the American Legacy® Target Date Income B-Share Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 5th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your withdrawal is made after the 5th anniversary since a
Purchase Payment was invested.
●Fee Tables ●Examples ●Charges and Other Deductions – Surrender Charge
Transaction Charges	There are no sales charges associated with the Contract.			●N/A
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Contract Value Death Benefit	0.92%[1]	0.92%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.12%[1]	1.12%[1]
	Investment options (fund fees and expenses)	0.84%[1]	0.92%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.45% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $2,052	Highest Annual Cost: $5,156
	Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits, fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Not a Short-Term Investment
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Principal Risks ●Surrender and Withdrawals ●Fee Tables ●Charges and Other Deductions ●Living Benefit Riders
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account
Insurance Company Risks
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-942-5500 or visiting www.LincolnFinancial.com.
●Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
●You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
●Principal Risks ●Investments of the Variable Annuity Account
Optional Benefits
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●Optional benefit availability may vary by state of issue or selling broker-dealer.
●Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
●You are required to have a certain level of Contract Value for some new rider elections.
●We may modify or stop offering an optional benefit that is currently available at any time.
●If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
●The Contracts ●Living Benefit Riders ●Appendix B – Investment Requirements

	TAXES	Location in Prospectus
Tax Implications
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).
●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
●Distribution of the Contracts ●Principal Risks
Exchanges
●If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
●The Contracts - Replacement of Existing Insurance

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds® IS 2010 Target Date Fund - Class 4 advised by Capital Research and Management Company	0.84%	7.62%	4.42%	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds® IS 2015 Target Date Fund - Class 4 advised by Capital Research and Management Company	0.85%	7.88%	4.72%	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds® IS 2020 Target Date Fund - Class 4 advised by Capital Research and Management Company	0.85%	8.45%	5.04%	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds® IS 2025 Target Date Fund - Class 4 advised by Capital Research and Management Company	0.86%	8.52%	5.48%	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds® IS 2030 Target Date Fund - Class 4 advised by Capital Research and Management Company	0.88%[2]	10.30%	6.40%	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds® IS 2035 Target Date Fund - Class 4 advised by Capital Research and Management Company	0.89%[2]	12.04%	7.70%	N/A
To provide growth, income and conservation of capital depending on proximity to target date. A fund of funds.	American Funds® IS 2040 Target Date Fund - Class 4 advised by Capital Research and Management Company	0.91%[2]	14.77%	N/A	N/A
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
A-1

Appendix B — Investment Requirements
If you elect the Target Date Income Benefit, you will be subject to Investment Requirements that will apply during the time this benefit is in effect. This means you will be limited in your choice of Subaccount investments, and that you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected this rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
Certain investment options are not available to you if you purchase this rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
We may change the list of Subaccounts in a group, change the number of groups, change the age brackets, or change the investment options that are or are not available to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe these modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied. These will be your new allocation instructions until you tell us otherwise.
Investment Requirements for Contracts issued on or after May 20, 2024. The Investment Requirements for the Target Date Income Benefit are based on your year of birth (earliest year for joint life) at the time you elect the rider. You must allocate 100% of your Contract Value to the appropriate fund in the chart below, which applies for the entire duration of the rider. All other funds are unavailable.
Year of Birth	Target Date Fund
1978 – 1982	American Funds® IS 2040 Target Date Fund
1973 – 1977	American Funds® IS 2035 Target Date Fund
1968 – 1972	American Funds® IS 2030 Target Date Fund
1963 – 1967	American Funds® IS 2025 Target Date Fund
1958 – 1962	American Funds® IS 2020 Target Date Fund
Prior to 1958	American Funds® IS 2015 Target Date Fund

Investment Requirements for Contracts issued prior to May 20, 2024. The Investment Requirements for the Target Date Income Benefit are based on your year of birth (earliest year for joint life) at the time you elect the rider. You must allocate 100% of your Contract Value to the appropriate fund in the chart below, which applies for the entire duration of the rider. All other funds are unavailable.
Year of Birth	Target Date Fund
1978 – 1982	American Funds® IS 2035 Target Date Fund
1973 – 1977	American Funds® IS 2030 Target Date Fund
1968 – 1972	American Funds® IS 2025 Target Date Fund
1963 – 1967	American Funds® IS 2020 Target Date Fund
1958 – 1962	American Funds® IS 2015 Target Date Fund
Prior to 1958	American Funds® IS 2010 Target Date Fund

B-1

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-233764; 811-05721
EDGAR Contract Identifier C000216183